Empresa Mixta Ecosocialista Siembra Minera, S.A.: (Details Narrative)	Mar. 31, 2021
Empresa Mixta Ecosocialista Siembra Minera S.a.
Siembra Minera beneficial ownership by Venezuela	5500.00%
Siembra Minera beneficial ownership by Company	4500.00%